ACQUISITIONS (Pro Forma Information) (Detail) - Martinez Acquisition [Member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Business Acquisition [Line Items]
Pro-forma revenues	$ 8,122.9	$ 13,845.8
Pro-forma net income (loss) attributable to PBF Holding	$ (987.4)	$ 218.4